UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Raeuchle
Title:    Manager - Operations, Trading & Compliance
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ David R. Raeuchle     Columbus, Ohio    May 14, 2003



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: 69,734,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1094 8417.000 SH       SOLE                                   8417.000
AFLAC                          COM              001055102     2942 91783.000SH       SOLE                                  91783.000
Affiliated Computer            COM              008190100     1267 28633.000SH       SOLE                                  28633.000
Alberto Culver                 COM              013068101     1645 33376.000SH       SOLE                                  33376.000
Ambac Financial Group          COM              023139108     1384 27393.000SH       SOLE                                  27393.000
Amer Int'l Group               COM              026874107     1599 32340.000SH       SOLE                                  32340.000
American Express               COM              025816109     1462 44008.000SH       SOLE                                  44008.000
BISYS Group                    COM              055472104     1461 89506.000SH       SOLE                                  89506.000
Bank One                       COM              06423A103     2672 77178.000SH       SOLE                                  77178.000
Beckman Coulter                COM              075811110     1923 56500.000SH       SOLE                                  56500.000
Biomet                         COM              090613100     1740 56773.000SH       SOLE                                  56773.000
Cardinal Health                COM              14149Y108     2490 43701.000SH       SOLE                                  43701.000
Coca-Cola                      COM              191216100     1432 35379.000SH       SOLE                                  35379.000
Coca-Cola Enterprises          COM              191219104     1366 73064.000SH       SOLE                                  73064.000
Concord EFS                    COM              206197105      959 101982.000SH      SOLE                                 101982.000
DENTSPLY Int'l                 COM              249030107     1405 40385.000SH       SOLE                                  40385.000
Dial Corp.                     COM              25247D101     1499 77284.000SH       SOLE                                  77284.000
DuPont                         COM              263534109     1587 40832.000SH       SOLE                                  40832.000
EMC Corp                       COM              268648102      217 30030.000SH       SOLE                                  30030.000
Family Dollar                  COM              307000109     1719 55663.000SH       SOLE                                  55663.000
Fastenal                       COM              311900104     2237 79372.000SH       SOLE                                  79372.000
Federal Express                COM              31428X106     1627 29545.000SH       SOLE                                  29545.000
First Data Corp                COM              319963104     1713 46273.000SH       SOLE                                  46273.000
Graco, Inc.                    COM              384109104     1606 57156.000SH       SOLE                                  57156.000
Huntington Bncshrs             COM              446150104     1959 105367.000SH      SOLE                                 105367.000
Intel                          COM              485140100     1856 114021.000SH      SOLE                                 114021.000
Johnson & Johnson              COM              478160104     1908 32966.243SH       SOLE                                  32966.243
Keycorp                        COM              493267108     1535 68029.000SH       SOLE                                  68029.000
Lexmark Int'l Gp A             COM              529771107     1308 19532.000SH       SOLE                                  19532.000
Lowe's Companies               COM              548661107     2013 49317.000SH       SOLE                                  49317.000
Oracle Systems                 COM              68389x105     1020 93989.000SH       SOLE                                  93989.000
Park Natl Corp                 COM              700658107      664 7119.000 SH       SOLE                                   7119.000
Patterson Dental               COM              703412106     2232 48588.000SH       SOLE                                  48588.000
Paychex                        COM              704326107     2246 81761.000SH       SOLE                                  81761.000
Progressive Corp.              COM              743315103     1828 30829.000SH       SOLE                                  30829.000
SEI Investments                COM              784117103     1403 53568.000SH       SOLE                                  53568.000
Starbucks Corp                 COM              855244109      929 36050.000SH       SOLE                                  36050.000
Stryker Corp                   COM              863667101     2361 34385.000SH       SOLE                                  34385.000
Target Corp                    COM              87612E106     1583 54115.000SH       SOLE                                  54115.000
United Tech                    COM              913017109     1443 24978.000SH       SOLE                                  24978.000
Wachovia                       COM              929903102     1611 47278.000SH       SOLE                                  47278.000
Wal-Mart                       COM              931142103     1895 36418.000SH       SOLE                                  36418.000
eBay, Inc.                     COM              278642103      896 10500.000SH       SOLE                                  10500.000